Trust Account and Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Trust Account And Fair Value Measurements [Abstract]
Trust Account And Fair Value Measurements
Note 9
—Trust Account and Fair Value Measurements
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Public Offering have been measured based on the listed market price of such warrants since April 2021 when the warrants began separately trading. For the six months ended June 30, 2021, the Company recognized a charge to the condensed consolidated statement of operations resulting from an increase in the fair value of liabilities of
$92,012,500
presented as change in fair value of warrant liabilities in the accompanying condensed consolidated statement of operations.
The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2021 by level within the fair value hierarchy:

Description	Level	June 30, 2021
Liabilities:
Public warrant liabilities	1	$113,850,000

Private warrant liabilities	3	$76,037,500

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of June 30, 2021
Exercise price	$11.50
Stock price	$9.96
Volatility	48.9%
Term	5.25
Risk-free rate	0.91%
The change in the fair value of the warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Level 3 warrant liabilities as of December 31, 2020	$—
Issuance of Public and Private Warrants on February 26, 2021	97,875,000
Change in fair value of warrant liabilities Transfer from Level 3 to Level 1	101,545,000 (123,382,500)

Level 3 warrant liabilities as of June 30, 2021	$76,037,500

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 fair value measurement when the Public Warrants were separately listed and traded.
As of June 30, 2021, investment securities in the Company’s Trust Account consisted of $1,725,009,009 in United States Treasury Bills and another $12,088 held as cash. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “
Investments—Debt and Equity Securities
”. Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The following table presents fair value information as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table presents the carrying value (held to maturity), excluding accrued interest income and gross unrealized holding loss. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of June 30, 2021 (1) (2)	$1,725,009,009	($9,388)	$1,724,999,621
(1)	Excludes $12,088 of cash balance held in Trust Account as of June 30, 2021.
(2)	Matures on July 20, 2021 and August 10, 2021.